Share-Based Awards - Non-vested RSU Rollforward (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares shares
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares
Nonvested, beginning of period (in shares)	0
Granted (in shares)	2,495
Vested (in shares)	0
Forfeited (in shares)	0
Nonvested, end of period (in shares)	2,495
Weighted-Average Fair Value Per Share
Nonvested, Weighted-Average Fair Value Per Share beginning of period (in dollars per share) | $ / shares	$ 0
Weighted-Average Fair Value Per Share, Granted (in dollars per share) | $ / shares	7.34
Weighted-Average Fair Value Per Share, Vested (in dollars per share) | $ / shares	0
Weighted-Average Fair Value Per Share, Forfeited (in dollars per share) | $ / shares	0
Nonvested, Weighted-Average Fair Value Per Share end of period (in dollars per share) | $ / shares	$ 7.34
Unrecognized compensation | $	$ 17,810
Weighted-average period of recognition (years)	2 years 9 months 29 days
Time-Based RSUs
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares
Nonvested, beginning of period (in shares)	0
Granted (in shares)	1,870
Vested (in shares)	0
Forfeited (in shares)	0
Nonvested, end of period (in shares)	1,870
Performance Restricted Units (PRSU)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares
Nonvested, beginning of period (in shares)	0
Granted (in shares)	625
Vested (in shares)	0
Forfeited (in shares)	0
Nonvested, end of period (in shares)	625
Restricted Stock Units Settled In Cash
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares
Nonvested, beginning of period (in shares)	0
Granted (in shares)	88
Vested (in shares)	0
Forfeited (in shares)	0
Nonvested, end of period (in shares)	88
Weighted-Average Fair Value Per Share
Nonvested, Weighted-Average Fair Value Per Share beginning of period (in dollars per share) | $ / shares	$ 0
Weighted-Average Fair Value Per Share, Granted (in dollars per share) | $ / shares	7.52
Weighted-Average Fair Value Per Share, Vested (in dollars per share) | $ / shares	0
Weighted-Average Fair Value Per Share, Forfeited (in dollars per share) | $ / shares	0
Nonvested, Weighted-Average Fair Value Per Share end of period (in dollars per share) | $ / shares	$ 7.52
Unrecognized compensation | $	$ 521
Weighted-average period of recognition (years)	2 years 11 months 1 day
Time-Based RSUs - Settled in Cash
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares
Nonvested, beginning of period (in shares)	0
Granted (in shares)	64
Vested (in shares)	0
Forfeited (in shares)	0
Nonvested, end of period (in shares)	64
Performance RSUs -Settled in Cash
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares
Nonvested, beginning of period (in shares)	0
Granted (in shares)	24
Vested (in shares)	0
Forfeited (in shares)	0
Nonvested, end of period (in shares)	24